LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.41%
Advertising–0.28%
Interpublic Group of Companies 3.75% 10/1/21	200,000	$ 205,093
Omnicom Group 3.63% 5/1/22	200,000	207,286
WPP Finance 2010 4.75% 11/21/21	100,000	104,740
		517,119
Aerospace & Defense–1.50%
Boeing
2.13% 3/1/22	200,000	200,194
2.30% 8/1/21	390,000	391,800
2.70% 5/1/22	40,000	40,798
General Dynamics 3.00% 5/11/21	325,000	330,787
L3Harris Technologies 4.95% 2/15/21	150,000	154,161
Lockheed Martin 2.50% 11/23/20	300,000	301,397
Northrop Grumman 2.08% 10/15/20	250,000	250,128
Raytheon 3.13% 10/15/20	200,000	202,419
Rockwell Collins 2.80% 3/15/22	200,000	203,359
United Technologies
1.95% 11/1/21	100,000	99,952
3.10% 6/1/22	350,000	360,961
3.35% 8/16/21	245,000	251,400
		2,787,356
Agriculture–1.18%
Altria Group
2.85% 8/9/22	300,000	303,689
3.49% 2/14/22	250,000	256,564
4.75% 5/5/21	150,000	156,006
Archer-Daniels-Midland 3.38% 3/15/22	200,000	206,817
BAT Capital 2.76% 8/15/22	250,000	252,295
Philip Morris International
2.00% 2/21/20	350,000	349,851
2.38% 8/17/22	200,000	201,344
4.13% 5/17/21	150,000	154,855
Reynolds American
3.25% 6/12/20	100,000	100,645
4.00% 6/12/22	200,000	208,426
		2,190,492
Airlines–0.22%
Delta Air Lines
2.60% 12/4/20	200,000	200,412
3.63% 3/15/22	200,000	205,565
		405,977
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–4.25%
American Honda Finance
2.20% 6/27/22	200,000	$ 200,818
2.65% 2/12/21	250,000	252,503
3.15% 1/8/21	65,000	66,039
3.38% 12/10/21	250,000	257,096
Ford Motor Credit
2.34% 11/2/20	600,000	596,586
3.20% 1/15/21	650,000	651,048
3.35% 11/1/22	250,000	250,215
3.81% 10/12/21	700,000	709,671
5.88% 8/2/21	200,000	209,550
General Motors Financial
3.15% 6/30/22	250,000	252,971
3.20% 7/6/21	150,000	151,582
3.45% 1/14/22	350,000	356,797
3.45% 4/10/22	300,000	305,286
3.55% 4/9/21	500,000	507,428
3.70% 11/24/20	500,000	506,376
4.20% 11/6/21	150,000	154,795
4.38% 9/25/21	200,000	206,686
PACCAR Financial
2.00% 9/26/22	65,000	65,115
2.65% 5/10/22	100,000	101,598
2.80% 3/1/21	200,000	202,471
3.15% 8/9/21	50,000	51,049
Toyota Motor
2.16% 7/2/22	305,000	307,333
3.18% 7/20/21	500,000	511,173
Toyota Motor Credit
1.90% 4/8/21	350,000	350,196
2.60% 1/11/22	200,000	203,234
2.65% 4/12/22	150,000	152,666
2.95% 4/13/21	150,000	152,460
3.05% 1/8/21	150,000	152,294
		7,885,036
Banks–36.74%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	251,116
2.55% 11/23/21	250,000	252,466
2.63% 5/19/22	250,000	254,466
2.70% 11/16/20	300,000	302,361
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	201,463
Banco Santander 3.50% 4/11/22	200,000	205,319
Bancolombia 5.95% 6/3/21	200,000	211,000
Bank of America
2.15% 11/9/20	350,000	350,042
2.63% 4/19/21	400,000	403,688
μ2.74% 1/23/22	250,000	251,465
μ2.82% 7/21/23	650,000	660,206
μ2.88% 4/24/23	200,000	203,024
μ3.12% 1/20/23	100,000	102,045
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ3.50% 5/17/22	450,000	$ 459,029
5.70% 1/24/22	200,000	216,589
μBank of America 3.34% 1/25/23	550,000	564,897
Bank of Montreal
1.90% 8/27/21	100,000	99,882
2.35% 9/11/22	250,000	252,838
2.90% 3/26/22	350,000	356,848
3.10% 4/13/21	400,000	406,976
Bank of New York Mellon
1.95% 8/23/22	210,000	210,202
2.05% 5/3/21	200,000	200,206
2.45% 11/27/20	300,000	301,554
2.60% 2/7/22	400,000	405,777
μ2.66% 5/16/23	250,000	253,371
3.55% 9/23/21	300,000	309,141
Bank of Nova Scotia
2.35% 10/21/20	150,000	150,504
2.45% 3/22/21	400,000	402,860
2.50% 1/8/21	600,000	603,668
2.70% 3/7/22	250,000	254,463
3.13% 4/20/21	150,000	152,507
Barclays
3.20% 8/10/21	200,000	201,960
3.25% 1/12/21	500,000	504,075
μ4.61% 2/15/23	550,000	571,409
Barclays Bank 2.65% 1/11/21	200,000	200,629
BB&T
2.15% 2/1/21	250,000	250,477
2.75% 4/1/22	250,000	253,796
3.05% 6/20/22	550,000	563,653
BBVA USA 3.50% 6/11/21	250,000	254,204
BNP Paribas 5.00% 1/15/21	500,000	518,668
BPCE 2.65% 2/3/21	250,000	251,644
Branch Banking & Trust 2.85% 4/1/21	250,000	252,874
Canadian Imperial Bank of Commerce
2.55% 6/16/22	200,000	203,350
μ2.61% 7/22/23	150,000	151,022
2.70% 2/2/21	300,000	302,939
Capital One
2.15% 9/6/22	250,000	249,861
2.25% 9/13/21	250,000	250,115
2.95% 7/23/21	300,000	304,009
Citibank
2.13% 10/20/20	350,000	350,378
μ2.84% 5/20/22	250,000	252,606
2.85% 2/12/21	150,000	151,711
μ3.17% 2/19/22	250,000	253,338
3.40% 7/23/21	150,000	153,566
Citigroup
2.35% 8/2/21	800,000	803,560
2.70% 3/30/21	500,000	504,834
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
2.75% 4/25/22	550,000	$ 558,373
μ2.88% 7/24/23	450,000	455,960
2.90% 12/8/21	600,000	609,057
μ3.14% 1/24/23	500,000	509,342
Citizens Bank NA 3.25% 2/14/22	500,000	512,333
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	251,893
Cooperatieve Rabobank
2.50% 1/19/21	250,000	251,508
3.13% 4/26/21	550,000	559,605
3.88% 2/8/22	200,000	208,506
Cooperatieve Rabobank UA 2.75% 1/10/22	450,000	457,107
Credit Suisse
3.00% 10/29/21	250,000	254,463
4.38% 8/5/20	350,000	357,113
Credit Suisse Group 3.13% 12/10/20	400,000	403,861
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	250,000	260,061
Deutsche Bank
3.15% 1/22/21	750,000	749,693
4.25% 2/4/21	150,000	151,718
4.25% 10/14/21	550,000	558,897
5.00% 2/14/22	350,000	362,822
Discover Bank 3.10% 6/4/20	250,000	251,380
Fifth Third Bancorp 2.60% 6/15/22	500,000	505,524
Fifth Third Bank 3.35% 7/26/21	200,000	204,130
First Horizon National 3.50% 12/15/20	200,000	202,257
Goldman Sachs Group
2.35% 11/15/21	400,000	400,495
2.60% 12/27/20	300,000	300,379
2.63% 4/25/21	350,000	352,127
2.88% 2/25/21	200,000	201,776
μ2.88% 10/31/22	650,000	657,576
μ2.91% 6/5/23	300,000	304,027
μ2.91% 7/24/23	600,000	608,362
5.25% 7/27/21	650,000	685,215
5.75% 1/24/22	900,000	969,969
HSBC Holdings
2.65% 1/5/22	400,000	402,999
2.95% 5/25/21	200,000	202,118
μ3.26% 3/13/23	700,000	712,928
3.40% 3/8/21	1,000,000	1,016,019
5.10% 4/5/21	800,000	834,241
Huntington Bancshares
2.30% 1/14/22	150,000	150,862
3.15% 3/14/21	400,000	405,491

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington National Bank 3.13% 4/1/22	250,000	$ 256,087
ING Groep NV 3.15% 3/29/22	200,000	204,577
JPMorgan Chase & Co.
2.30% 8/15/21	600,000	601,185
2.40% 6/7/21	250,000	251,259
2.55% 3/1/21	350,000	352,059
μ2.78% 4/25/23	350,000	354,633
μ3.21% 4/1/23	635,000	650,777
3.25% 9/23/22	300,000	310,190
μ3.51% 6/18/22	1,300,000	1,329,623
4.35% 8/15/21	450,000	468,251
4.50% 1/24/22	200,000	211,057
4.63% 5/10/21	250,000	259,903
KeyBank 2.40% 6/9/22	250,000	252,039
KeyBank 3.30% 2/1/22	250,000	257,230
KeyCorp 5.10% 3/24/21	250,000	260,505
Lloyds Bank
2.25% 8/14/22	400,000	399,177
3.30% 5/7/21	200,000	203,466
Lloyds Banking Group
μ2.86% 3/17/23	400,000	401,394
3.00% 1/11/22	200,000	202,121
3.10% 7/6/21	200,000	202,750
Manufacturers & Traders Trust 2.63% 1/25/21	320,000	322,379
Mitsubishi UFJ Financial Group
2.19% 9/13/21	200,000	199,780
2.62% 7/18/22	650,000	656,138
2.67% 7/25/22	300,000	303,205
2.95% 3/1/21	400,000	403,965
3.00% 2/22/22	200,000	203,628
3.22% 3/7/22	250,000	255,972
Mizuho Financial Group
2.27% 9/13/21	200,000	199,937
2.60% 9/11/22	250,000	251,948
μ2.72% 7/16/23	200,000	201,747
2.95% 2/28/22	200,000	202,934
Morgan Stanley
2.50% 4/21/21	500,000	503,498
2.63% 11/17/21	850,000	858,378
2.75% 5/19/22	500,000	507,439
5.50% 7/28/21	250,000	265,355
5.75% 1/25/21	450,000	470,995
MUFG Union Bank 3.15% 4/1/22	250,000	256,240
National Australia Bank
1.88% 7/12/21	300,000	299,216
2.63% 1/14/21	350,000	352,461
3.38% 9/20/21	250,000	256,264
3.70% 11/4/21	250,000	258,301
National Bank of Canada 2.20% 11/2/20	250,000	250,544
Northern Trust 3.38% 8/23/21	250,000	256,167
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank
2.15% 4/29/21	250,000	$ 250,488
2.45% 7/28/22	400,000	404,299
2.55% 12/9/21	250,000	252,533
2.63% 2/17/22	250,000	253,558
PNC Financial Services Group 3.30% 3/8/22	200,000	206,463
Regions Financial
2.75% 8/14/22	200,000	202,712
3.20% 2/8/21	300,000	303,781
Royal Bank of Canada
2.15% 10/26/20	250,000	250,488
2.50% 1/19/21	700,000	704,854
2.80% 4/29/22	350,000	356,505
3.20% 4/30/21	200,000	203,820
μRoyal Bank of Scotland Group 3.50% 5/15/23	400,000	405,521
Santander Holdings USA
3.70% 3/28/22	450,000	462,790
4.45% 12/3/21	30,000	31,344
Santander UK
2.13% 11/3/20	350,000	349,720
3.40% 6/1/21	200,000	203,529
3.75% 11/15/21	200,000	206,547
Santander UK Group Holdings 2.88% 8/5/21	250,000	251,159
Skandinaviska Enskilda Banken
1.88% 9/13/21	250,000	248,789
2.80% 3/11/22	250,000	253,422
Sumitomo Mitsui Banking 2.45% 10/20/20	300,000	301,384
Sumitomo Mitsui Financial Group
2.44% 10/19/21	350,000	351,587
2.78% 7/12/22	500,000	507,419
2.85% 1/11/22	300,000	304,171
2.93% 3/9/21	150,000	151,383
SunTrust Bank
2.45% 8/1/22	200,000	201,952
2.80% 5/17/22	400,000	407,101
2.90% 3/3/21	400,000	404,278
μ3.53% 10/26/21	20,000	20,284
Svenska Handelsbanken
1.88% 9/7/21	250,000	249,223
2.45% 3/30/21	450,000	452,640
3.35% 5/24/21	250,000	255,314
Synchrony Bank
3.00% 6/15/22	250,000	253,521
3.65% 5/24/21	250,000	254,872
Toronto-Dominion Bank
1.80% 7/13/21	200,000	199,501
2.13% 4/7/21	150,000	150,424
2.50% 12/14/20	600,000	603,897
2.55% 1/25/21	200,000	201,570
3.25% 6/11/21	450,000	459,590

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bancorp 2.63% 1/24/22	600,000	$ 607,562
US Bank 2.05% 10/23/20	400,000	400,607
US Bank 3.00% 2/4/21	500,000	506,281
US Bank NA 2.65% 5/23/22	250,000	254,290
Wells Fargo & Co.
2.10% 7/26/21	350,000	349,752
2.50% 3/4/21	1,050,000	1,055,230
2.63% 7/22/22	700,000	708,020
3.50% 3/8/22	200,000	206,444
Wells Fargo Bank
μ2.08% 9/9/22	400,000	399,192
2.60% 1/15/21	450,000	453,390
μ2.90% 5/27/22	250,000	252,903
3.63% 10/22/21	950,000	977,804
Westpac Banking
2.10% 5/13/21	200,000	200,176
2.50% 6/28/22	250,000	253,309
2.60% 11/23/20	400,000	402,697
2.65% 1/25/21	200,000	201,584
2.80% 1/11/22	200,000	203,517
Zions Bancorporation 3.35% 3/4/22	250,000	255,675
		68,230,478
Beverages–2.29%
Anheuser-Busch InBev Finance 2.65% 2/1/21	600,000	605,846
Anheuser-Busch InBev Worldwide 2.50% 7/15/22	350,000	355,006
Coca-Cola
1.55% 9/1/21	400,000	398,219
2.20% 5/25/22	200,000	201,716
2.45% 11/1/20	250,000	251,438
3.15% 11/15/20	100,000	101,387
3.30% 9/1/21	100,000	102,742
Constellation Brands 3.75% 5/1/21	200,000	204,457
Diageo Investment 2.88% 5/11/22	200,000	204,637
Keurig Dr Pepper 3.55% 5/25/21	200,000	204,333
Molson Coors Brewing
2.10% 7/15/21	200,000	200,051
3.50% 5/1/22	200,000	206,003
PepsiCo
2.00% 4/15/21	200,000	200,675
2.15% 10/14/20	150,000	150,299
2.75% 3/5/22	300,000	307,363
3.10% 7/17/22	200,000	206,526
3.13% 11/1/20	350,000	354,904
		4,255,602
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–1.42%
Amgen
1.85% 8/19/21	200,000	$ 199,332
2.65% 5/11/22	800,000	810,772
3.88% 11/15/21	300,000	309,811
Biogen 3.63% 9/15/22	200,000	208,017
Celgene
2.25% 8/15/21	100,000	100,034
2.88% 8/15/20	350,000	351,988
Gilead Sciences
1.95% 3/1/22	450,000	450,046
4.40% 12/1/21	200,000	208,718
		2,638,718
Building Materials–0.12%
Masco 5.95% 3/15/22	200,000	215,170
		215,170
Chemicals–0.74%
Air Products & Chemicals 3.00% 11/3/21	100,000	101,986
Dow Chemical 4.13% 11/15/21	150,000	155,503
DowDuPont 3.77% 11/15/20	180,000	183,362
Eastman Chemical 3.50% 12/1/21	70,000	71,587
Ecolab 4.35% 12/8/21	200,000	209,686
LyondellBasell Industries 6.00% 11/15/21	200,000	213,329
Praxair 2.20% 8/15/22	350,000	352,587
Sherwin-Williams 2.75% 6/1/22	90,000	91,247
		1,379,287
Commercial Services–0.49%
Cintas No. 2 2.90% 4/1/22	100,000	102,220
Equifax 3.60% 8/15/21	185,000	188,595
Moody's
2.75% 12/15/21	100,000	101,357
3.25% 6/7/21	75,000	76,528
PayPal Holdings 2.20% 9/26/22	80,000	80,333
Total System Services 3.80% 4/1/21	250,000	255,322
Verisk Analytics 5.80% 5/1/21	100,000	105,399
		909,754
Computers–3.29%
Apple
1.55% 8/4/21	400,000	398,152
1.70% 9/11/22	290,000	289,671
2.00% 11/13/20	450,000	451,023
2.15% 2/9/22	300,000	302,374
2.25% 2/23/21	350,000	351,684
2.30% 5/11/22	200,000	202,437

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.50% 2/9/22	200,000	$ 203,079
2.85% 5/6/21	350,000	355,577
Dell International 4.42% 6/15/21	650,000	670,403
Hewlett Packard Enterprise
3.50% 10/5/21	50,000	51,273
3.60% 10/15/20	400,000	405,214
HP 4.30% 6/1/21	350,000	361,754
IBM Credit
2.65% 2/5/21	350,000	353,207
3.60% 11/30/21	450,000	465,166
International Business Machines
1.88% 8/1/22	400,000	398,422
2.80% 5/13/21	135,000	136,848
2.85% 5/13/22	550,000	561,761
NetApp 3.38% 6/15/21	100,000	101,800
Seagate HDD Cayman 4.25% 3/1/22	53,000	54,751
		6,114,596
Cosmetics & Personal Care–0.84%
Colgate-Palmolive 2.30% 5/3/22	200,000	203,582
Procter & Gamble
1.70% 11/3/21	200,000	199,886
1.90% 10/23/20	287,000	287,315
2.15% 8/11/22	250,000	252,869
Unilever Capital
2.20% 5/5/22	200,000	201,380
2.75% 3/22/21	200,000	202,352
3.00% 3/7/22	200,000	205,107
		1,552,491
Diversified Financial Services–4.33%
AerCap Ireland Capital
3.95% 2/1/22	200,000	206,572
4.45% 12/16/21	300,000	312,036
4.63% 10/30/20	300,000	307,156
5.00% 10/1/21	150,000	157,756
Air Lease
2.63% 7/1/22	200,000	200,884
3.88% 4/1/21	450,000	459,727
Aircastle
5.13% 3/15/21	60,000	62,206
7.63% 4/15/20	35,000	35,982
American Express
2.50% 8/1/22	250,000	252,597
2.75% 5/20/22	900,000	914,657
3.00% 2/22/21	100,000	101,315
3.38% 5/17/21	300,000	306,081
3.70% 11/5/21	305,000	314,995
American Express Credit 2.70% 3/3/22	350,000	356,219
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ameriprise Financial 3.00% 3/22/22	35,000	$ 35,661
BlackRock 4.25% 5/24/21	200,000	207,909
Capital One Financial
3.05% 3/9/22	200,000	204,048
3.45% 4/30/21	400,000	407,354
Charles Schwab 3.25% 5/21/21	135,000	137,822
E*TRADE Financial 2.95% 8/24/22	200,000	203,285
GE Capital International Funding Unlimited 2.34% 11/15/20	900,000	898,070
Intercontinental Exchange 2.75% 12/1/20	150,000	151,235
International Lease Finance
5.88% 8/15/22	200,000	219,195
8.25% 12/15/20	300,000	321,061
Mastercard 2.00% 11/21/21	100,000	100,451
ORIX 2.90% 7/18/22	200,000	203,436
TD Ameritrade Holding 2.95% 4/1/22	150,000	153,835
Visa
2.15% 9/15/22	200,000	202,120
2.20% 12/14/20	400,000	401,586
Western Union 3.60% 3/15/22	200,000	205,434
		8,040,685
Electric–4.62%
Alabama Power 2.45% 3/30/22	150,000	151,595
Ameren Illinois 2.70% 9/1/22	200,000	203,602
American Electric PowerInc 3.65% 12/1/21	35,000	36,061
Berkshire Hathaway Energy 2.38% 1/15/21	200,000	201,023
CenterPoint Energy
2.50% 9/1/22	200,000	201,237
3.60% 11/1/21	160,000	164,302
Consolidated Edison 2.00% 5/15/21	200,000	199,844
φDominion Energy 2.72% 8/15/21	550,000	553,614
DPL 7.25% 10/15/21	97,000	104,396
DTE Energy 2.60% 6/15/22	270,000	272,079
Duke Energy
1.80% 9/1/21	150,000	149,377
3.05% 8/15/22	200,000	204,813
Duke Energy Carolinas 3.35% 5/15/22	250,000	258,529
Duke Energy Indiana 3.75% 7/15/20	350,000	354,511
Edison International 2.40% 9/15/22	200,000	198,109

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Emera US Finance 2.70% 6/15/21	100,000	$ 100,616
Entergy 4.00% 7/15/22	250,000	261,111
Eversource Energy 2.75% 3/15/22	200,000	202,641
Exelon
2.45% 4/15/21	400,000	401,007
3.50% 6/1/22	200,000	205,205
Georgia Power 2.85% 5/15/22	200,000	203,666
National Rural Utilities Cooperative Finance 2.35% 6/15/20	250,000	250,421
NextEra Energy Capital Holdings
2.40% 9/1/21	300,000	301,992
2.90% 4/1/22	375,000	381,885
Ohio Power 5.38% 10/1/21	200,000	212,363
Oncor Electric Delivery 7.00% 9/1/22	200,000	227,555
PECO Energy 1.70% 9/15/21	200,000	198,917
PNM Resources 3.25% 3/9/21	200,000	201,946
PPL Electric Utilities 3.00% 9/15/21	200,000	203,698
PSEG Power 3.00% 6/15/21	200,000	202,093
Public Service of Colorado 2.25% 9/15/22	200,000	201,710
Puget Energy
5.63% 7/15/22	200,000	213,982
6.50% 12/15/20	100,000	104,728
Sempra Energy 2.85% 11/15/20	200,000	201,294
Southern 2.35% 7/1/21	150,000	150,512
Southern California Edison 2.90% 3/1/21	150,000	151,495
Southern Power 2.38% 6/1/20	200,000	200,194
WEC Energy Group
3.10% 3/8/22	70,000	71,590
3.38% 6/15/21	265,000	270,826
Xcel Energy 2.40% 3/15/21	200,000	200,965
		8,575,504
Electrical Components & Equipment–0.11%
Emerson Electric 2.63% 12/1/21	200,000	202,423
		202,423
Electronics–0.37%
Fortive 2.35% 6/15/21	100,000	100,176
Honeywell International
1.85% 11/1/21	400,000	399,959
2.15% 8/8/22	195,000	196,705
		696,840
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.25%
Republic Services 3.55% 6/1/22	250,000	$ 259,096
Waste Management 4.75% 6/30/20	200,000	203,930
		463,026
Food–1.26%
Campbell Soup 3.30% 3/15/21	250,000	253,678
Conagra Brands 3.80% 10/22/21	160,000	165,178
General Mills 3.20% 4/16/21	250,000	253,905
Hershey 3.10% 5/15/21	55,000	55,935
JM Smucker 3.00% 3/15/22	200,000	203,124
Kellogg 3.13% 5/17/22	200,000	204,632
Kraft Heinz Foods 3.38% 6/15/21	25,000	25,332
Kroger
2.60% 2/1/21	250,000	250,983
2.95% 11/1/21	200,000	203,186
McCormick & Co. 2.70% 8/15/22	200,000	202,821
Sysco 2.60% 10/1/20	250,000	251,197
Tyson Foods 4.50% 6/15/22	250,000	264,192
		2,334,163
Forest Products & Paper–0.12%
International Paper 7.50% 8/15/21	200,000	218,600
		218,600
Health Care Products–1.56%
Abbott Laboratories
2.55% 3/15/22	200,000	202,157
2.90% 11/30/21	350,000	356,446
Becton Dickinson & Co.
2.40% 6/5/20	450,000	450,425
2.89% 6/6/22	200,000	203,110
Danaher 2.40% 9/15/20	150,000	150,243
Life Technologies 6.00% 3/1/20	150,000	152,316
Medtronic 3.15% 3/15/22	445,000	458,851
Stryker 2.63% 3/15/21	150,000	151,152
Thermo Fisher Scientific
3.30% 2/15/22	200,000	206,457
3.60% 8/15/21	200,000	205,089
4.50% 3/1/21	150,000	155,398
Zimmer Biomet Holdings 3.15% 4/1/22	200,000	203,929
		2,895,573
Health Care Services–0.98%
Anthem
2.50% 11/21/20	200,000	201,041
3.13% 5/15/22	200,000	204,657

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana 2.50% 12/15/20	150,000	$ 150,384
Laboratory Corp. of America Holdings 2.63% 2/1/20	250,000	250,196
UnitedHealth Group
2.13% 3/15/21	250,000	250,709
2.88% 12/15/21	100,000	101,948
2.88% 3/15/22	200,000	203,675
3.15% 6/15/21	100,000	101,915
3.35% 7/15/22	250,000	259,067
3.38% 11/15/21	100,000	102,483
		1,826,075
Home Builders–0.22%
DR Horton 2.55% 12/1/20	200,000	200,647
NVR 3.95% 9/15/22	200,000	208,646
		409,293
Home Furnishings–0.11%
Whirlpool 4.70% 6/1/22	200,000	212,619
		212,619
Household Products Ware–0.06%
Clorox 3.80% 11/15/21	100,000	103,297
		103,297
Insurance–1.40%
American International Group
3.30% 3/1/21	150,000	152,355
4.88% 6/1/22	200,000	213,814
6.40% 12/15/20	350,000	367,886
Berkshire Hathaway
2.20% 3/15/21	450,000	452,458
3.40% 1/31/22	200,000	207,378
Berkshire Hathaway Finance 4.25% 1/15/21	100,000	103,013
Chubb INA Holdings 2.30% 11/3/20	150,000	150,509
Marsh & McLennan Companies 3.50% 12/29/20	185,000	188,004
Prudential Financial
4.50% 11/15/20	200,000	205,428
4.50% 11/16/21	150,000	157,391
Reinsurance Group of America 5.00% 6/1/21	50,000	52,267
Trinity Acquisition 3.50% 9/15/21	128,000	130,318
WR Berkley 4.63% 3/15/22	200,000	211,402
		2,592,223
Internet–0.71%
Alibaba Group Holding 3.13% 11/28/21	200,000	203,191
Alphabet 3.63% 5/19/21	100,000	102,755
Amazon.com 3.30% 12/5/21	150,000	154,497
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Baidu 2.88% 7/6/22	250,000	$ 251,586
eBay
2.15% 6/5/20	250,000	250,108
3.80% 3/9/22	350,000	362,097
		1,324,234
Iron & Steel–0.25%
ArcelorMittal
5.50% 3/1/21	95,000	98,954
6.25% 2/25/22	200,000	216,180
Vale Overseas 4.38% 1/11/22	150,000	155,625
		470,759
Leisure Time–0.05%
Carnival 3.95% 10/15/20	100,000	101,799
		101,799
Lodging–0.19%
Marriott International
2.30% 1/15/22	150,000	150,084
3.38% 10/15/20	200,000	201,931
		352,015
Machinery Construction & Mining–0.86%
ABB Finance USA 2.88% 5/8/22	250,000	255,568
Caterpillar Financial Services
1.70% 8/9/21	400,000	398,383
1.90% 9/6/22	115,000	114,859
2.65% 5/17/21	65,000	65,726
2.85% 6/1/22	200,000	204,677
2.95% 2/26/22	500,000	511,925
3.15% 9/7/21	55,000	56,155
		1,607,293
Machinery Diversified–1.15%
CNH Industrial Capital 4.88% 4/1/21	300,000	311,304
John Deere Capital
1.95% 6/13/22	70,000	70,063
2.30% 6/7/21	350,000	352,194
2.35% 1/8/21	100,000	100,610
2.65% 1/6/22	150,000	152,409
2.75% 3/15/22	350,000	356,752
2.95% 4/1/22	160,000	164,031
3.13% 9/10/21	180,000	184,040
3.20% 1/10/22	135,000	138,698
Roper Technologies
2.80% 12/15/21	150,000	152,459
3.00% 12/15/20	50,000	50,454
Xylem 4.88% 10/1/21	100,000	105,119
		2,138,133

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.98%
CBS 3.38% 3/1/22	200,000	$ 204,557
Charter Communications Operating 4.46% 7/23/22	500,000	526,581
Comcast
3.13% 7/15/22	250,000	258,178
3.30% 10/1/20	325,000	329,480
3.45% 10/1/21	375,000	386,304
Discovery Communications 4.38% 6/15/21	350,000	361,992
Fox 3.67% 1/25/22	40,000	41,314
NBCUniversal Media 4.38% 4/1/21	250,000	258,895
Time Warner Cable 4.13% 2/15/21	250,000	254,561
Viacom 3.88% 12/15/21	200,000	206,805
Walt Disney
1.65% 9/1/22	90,000	89,836
2.30% 2/12/21	150,000	151,068
2.45% 3/4/22	600,000	608,921
		3,678,492
Mining–0.25%
BHP Billiton Finance USA 3.25% 11/21/21	250,000	255,968
Newmont Goldcorp 3.50% 3/15/22	200,000	205,264
		461,232
Miscellaneous Manufacturing–0.72%
3M
1.63% 9/19/21	100,000	99,529
2.75% 3/1/22	65,000	66,616
3.00% 9/14/21	195,000	198,599
General Electric
3.15% 9/7/22	150,000	152,313
4.63% 1/7/21	450,000	461,571
4.65% 10/17/21	350,000	364,185
		1,342,813
Oil & Gas–3.76%
BP Capital Markets
3.25% 5/6/22	550,000	566,521
3.56% 11/1/21	200,000	206,000
BP Capital Markets America 4.50% 10/1/20	500,000	512,327
Chevron
2.10% 5/16/21	300,000	301,242
2.50% 3/3/22	250,000	253,822
Continental Resources 5.00% 9/15/22	200,000	201,892
EOG Resources 4.10% 2/1/21	200,000	205,569
EQT 2.50% 10/1/20	200,000	199,717
Exxon Mobil
1.90% 8/16/22	210,000	211,002
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil (continued)
2.22% 3/1/21	450,000	$ 452,478
2.40% 3/6/22	200,000	203,116
Marathon Petroleum 3.40% 12/15/20	200,000	202,259
Newfield Exploration 5.75% 1/30/22	200,000	213,664
Occidental Petroleum
2.60% 8/13/21	155,000	156,066
2.60% 4/15/22	200,000	201,081
2.70% 8/15/22	465,000	469,521
4.10% 2/1/21	150,000	152,960
4.85% 3/15/21	239,000	247,223
Phillips 66 4.30% 4/1/22	288,000	303,793
Pioneer Natural Resources 3.95% 7/15/22	200,000	208,220
Shell International Finance
1.75% 9/12/21	200,000	199,708
1.88% 5/10/21	350,000	350,137
2.38% 8/21/22	200,000	203,203
Total Capital 4.13% 1/28/21	250,000	257,064
Total Capital International
2.22% 7/12/21	155,000	155,807
2.75% 6/19/21	150,000	151,971
2.88% 2/17/22	200,000	204,579
		6,990,942
Oil & Gas Services–0.11%
Baker Hughes 3.20% 8/15/21	100,000	101,519
Halliburton 3.25% 11/15/21	100,000	102,064
		203,583
Packaging & Containers–0.15%
Bemis 4.50% 10/15/21	118,000	121,712
Packaging Corporation of America 2.45% 12/15/20	150,000	150,347
		272,059
Pharmaceuticals–5.23%
AbbVie
2.30% 5/14/21	150,000	150,331
3.38% 11/14/21	415,000	425,490
Allergan Finance 3.45% 3/15/22	550,000	563,815
AstraZeneca
2.38% 11/16/20	250,000	251,252
2.38% 6/12/22	200,000	201,489
Bristol-Myers Squibb
2.00% 8/1/22	250,000	249,983
2.55% 5/14/21	100,000	100,821
2.60% 5/16/22	250,000	253,540
Cardinal Health 2.62% 6/15/22	400,000	402,513
Cigna 3.40% 9/17/21	230,000	235,278

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health
2.13% 6/1/21	146,000	$ 145,896
3.35% 3/9/21	425,000	431,917
3.50% 7/20/22	400,000	413,224
Eli Lilly & Co. 2.35% 5/15/22	200,000	202,556
Express Scripts Holding
2.60% 11/30/20	250,000	251,155
3.90% 2/15/22	150,000	155,638
4.75% 11/15/21	350,000	367,945
GlaxoSmithKline Capital
2.85% 5/8/22	200,000	204,256
2.88% 6/1/22	150,000	153,303
3.13% 5/14/21	420,000	428,446
Johnson & Johnson
1.65% 3/1/21	400,000	399,302
2.25% 3/3/22	200,000	202,418
McKesson 3.65% 11/30/20	100,000	101,654
Mead Johnson Nutrition 3.00% 11/15/20	100,000	100,895
Merck & Co.
2.35% 2/10/22	350,000	354,416
2.40% 9/15/22	200,000	203,182
Mylan 3.15% 6/15/21	500,000	506,476
Novartis Capital 2.40% 5/17/22	400,000	406,110
Pfizer
1.70% 12/15/19	350,000	349,724
2.20% 12/15/21	100,000	100,585
2.80% 3/11/22	65,000	66,264
3.00% 9/15/21	75,000	76,541
Sanofi 4.00% 3/29/21	300,000	308,800
Shire Acquisitions Investments Ireland 2.40% 9/23/21	500,000	502,464
Takeda Pharmaceutical 4.00% 11/26/21	300,000	310,628
Zoetis
3.25% 8/20/21	25,000	25,446
3.45% 11/13/20	100,000	101,309
		9,705,062
Pipelines–2.64%
Enbridge 2.90% 7/15/22	200,000	203,848
Enbridge Energy Partners 4.38% 10/15/20	200,000	204,217
Energy Transfer Operating
4.15% 10/1/20	250,000	253,762
4.65% 6/1/21	100,000	103,033
5.20% 2/1/22	500,000	527,807
Enterprise Products Operating
2.80% 2/15/21	250,000	252,451
2.85% 4/15/21	450,000	454,937
3.50% 2/1/22	50,000	51,646
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	$ 203,074
5.00% 10/1/21	200,000	209,229
5.80% 3/1/21	150,000	157,190
Plains All American Pipeline 5.00% 2/1/21	200,000	205,381
Sabine Pass Liquefaction
5.63% 2/1/21	300,000	309,943
6.25% 3/15/22	200,000	215,556
Sunoco Logistics Partners Operations LP 4.65% 2/15/22	250,000	262,167
TransCanada PipeLines
2.50% 8/1/22	250,000	252,734
3.80% 10/1/20	200,000	203,227
Western Midstream Operating 4.00% 7/1/22	200,000	202,481
Williams Companies
3.60% 3/15/22	400,000	411,003
7.88% 9/1/21	200,000	220,247
		4,903,933
Real Estate Investment Trusts–1.30%
American Campus Communities Operating Partnership 3.35% 10/1/20	50,000	50,546
American Tower
3.45% 9/15/21	350,000	358,149
4.70% 3/15/22	200,000	211,951
Brixmor Operating Partnership 3.88% 8/15/22	200,000	207,931
Crown Castle International
2.25% 9/1/21	150,000	150,167
3.40% 2/15/21	250,000	253,495
ERP Operating 4.63% 12/15/21	200,000	209,973
Public Storage 2.37% 9/15/22	200,000	201,968
Simon Property Group
2.63% 6/15/22	450,000	457,387
4.13% 12/1/21	200,000	207,871
Weyerhaeuser 4.70% 3/15/21	100,000	102,724
		2,412,162
Retail–2.66%
AutoNation 3.35% 1/15/21	250,000	252,413
AutoZone 3.70% 4/15/22	200,000	207,723
Best Buy 5.50% 3/15/21	200,000	207,369
Costco Wholesale 1.70% 12/15/19	350,000	349,777
Home Depot
2.00% 4/1/21	300,000	300,776
2.63% 6/1/22	250,000	255,657
3.25% 3/1/22	200,000	206,896
Lowe's 3.12% 4/15/22	200,000	204,601

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Companies 3.75% 4/15/21	200,000	$ 204,541
McDonald's
2.63% 1/15/22	200,000	203,113
2.75% 12/9/20	250,000	252,052
Nordstrom 4.75% 5/1/20	150,000	152,114
O'Reilly Automotive 4.88% 1/14/21	200,000	205,741
Starbucks
2.10% 2/4/21	150,000	150,181
2.70% 6/15/22	200,000	203,317
Target 2.90% 1/15/22	200,000	205,515
Walgreens Boots Alliance 3.30% 11/18/21	450,000	460,607
Walmart
1.90% 12/15/20	350,000	350,873
3.13% 6/23/21	550,000	562,580
		4,935,846
Semiconductors–1.73%
Analog Devices 2.50% 12/5/21	150,000	150,944
Applied Materials 4.30% 6/15/21	200,000	207,998
Broadcom
3.00% 1/15/22	550,000	555,510
3.13% 4/15/21	450,000	454,449
3.13% 10/15/22	50,000	50,646
Intel
1.70% 5/19/21	100,000	99,959
3.10% 7/29/22	250,000	258,689
3.30% 10/1/21	350,000	360,360
KLA-Tencor 4.13% 11/1/21	100,000	103,384
Lam Research 2.80% 6/15/21	150,000	151,831
Microchip Technology 3.92% 6/1/21	200,000	204,357
NVIDIA 2.20% 9/16/21	150,000	150,319
QUALCOMM 3.00% 5/20/22	300,000	307,646
Texas Instruments 2.75% 3/12/21	150,000	151,825
		3,207,917
Software–2.42%
Activision Blizzard 2.30% 9/15/21	100,000	100,286
CA
3.60% 8/1/20	200,000	201,833
3.60% 8/15/22	100,000	102,027
Electronic Arts 3.70% 3/1/21	100,000	101,992
Fidelity National Information Services 3.63% 10/15/20	250,000	253,372
Fiserv 4.75% 6/15/21	200,000	208,308
Microsoft
1.55% 8/8/21	450,000	448,249
2.00% 11/3/20	300,000	300,545
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.38% 2/12/22	200,000	$ 202,812
2.40% 2/6/22	400,000	405,719
4.00% 2/8/21	400,000	412,063
Oracle
1.90% 9/15/21	800,000	799,301
2.50% 5/15/22	400,000	405,009
2.80% 7/8/21	300,000	304,388
VMware 2.95% 8/21/22	250,000	253,590
		4,499,494
Telecommunications–2.37%
America Movil 3.13% 7/16/22	250,000	256,803
AT&T
2.80% 2/17/21	250,000	252,150
3.00% 6/30/22	200,000	204,213
3.20% 3/1/22	250,000	256,183
3.80% 3/15/22	650,000	674,986
3.88% 8/15/21	200,000	206,355
4.45% 5/15/21	200,000	207,168
Cisco Systems
1.85% 9/20/21	300,000	299,998
2.20% 2/28/21	500,000	502,731
2.90% 3/4/21	200,000	203,067
Motorola Solutions 3.75% 5/15/22	200,000	207,533
Orange 4.13% 9/14/21	150,000	155,928
Telefonica Emisiones 5.46% 2/16/21	200,000	208,834
Verizon Communications
3.13% 3/16/22	450,000	463,129
4.60% 4/1/21	300,000	311,174
		4,410,252
Transportation–1.13%
Burlington Northern Santa Fe 3.45% 9/15/21	200,000	205,047
CSX 3.70% 10/30/20	200,000	202,475
FedEx 3.40% 1/14/22	170,000	174,364
Norfolk Southern 3.25% 12/1/21	200,000	204,227
Ryder System 2.80% 3/1/22	300,000	303,906
Union Pacific
2.95% 3/1/22	255,000	261,051
3.20% 6/8/21	250,000	254,408
United Parcel Service
2.05% 4/1/21	300,000	300,318
2.35% 5/16/22	200,000	201,685
		2,107,481
Total Corporate Bonds (Cost $180,248,214)		182,777,898

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	759,341	$ 759,341
Total Money Market Fund (Cost $759,341)		759,341

TOTAL INVESTMENTS–98.82% (Cost $181,007,555)	183,537,239

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.18%	2,187,998
NET ASSETS APPLICABLE TO 17,856,471 SHARES OUTSTANDING–100.00%	$185,725,237

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2019.

Summary of Abbreviations:
CA–Credit Agricole
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$182,777,898	$—	$182,777,898
Money Market Fund	759,341	—	—	759,341
Total Investments	$759,341	$182,777,898	$—	$183,537,239
There were no Level 3 investments at the end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Short-Term Bond Index Fund–12